PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

As of September 30, 2025 and March 31, 2025, property and equipment, net was comprised of the following:

	As of
	September 30, 2025	March 31, 2025
Office equipment	$170,523	$110,600
Less: accumulated depreciation	(95,216)	(80,522)
	$75,307	$30,078

For the six months ended September 30, 2025 and 2024, the Company recognized depreciation expenses of $14,646, and $7,092, respectively.

8. PROPERTY AND EQUIPMENT, NET

As of March 31, 2025 and 2024, property and equipment, net was comprised of the following:

	As of March 31,
	2025	2024
Office equipment	$110,600	$109,950
Less: accumulated depreciation	(80,522)	(64,280)
	$30,078	$45,670

For the years ended March 31, 2025, 2024 and 2023, the Company recognized depreciation expenses of $15,835, $15,707 and $11,019, respectively.